UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
5/31/10 (Unaudited)

CORPORATE BONDS AND NOTES (40.3%)(a)
		Principal amount	Value

Basic materials (3.7%)
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)		$230,000	$1,208
AMH Holdings, Inc. sr. disc. unsec. notes 11 1/4s, 2014		55,000	54,725
Associated Materials, LLC/Associated Materials
Finance, Inc. company guaranty sr. notes 9 7/8s, 2016		140,000	150,500
Builders FirstSource, Inc. 144A company guaranty sr.
notes FRN 13s, 2016		109,000	111,180
Catalyst Paper Corp. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2014 (Canada)		25,000	12,438
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.257s, 2013 (Netherlands)		75,000	70,781
Compass Minerals International, Inc. 144A sr. notes
8s, 2019		150,000	156,000
FMG Finance Pty Ltd. 144A sr. sec. notes 10 5/8s, 2016
(Australia)		195,000	214,500
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		460,000	499,100
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011		205,000	219,863
HeidelbergCement AG company guaranty sr. unsec. unsub.
notes 8s, 2017 (Germany)	EUR	40,000	47,522
HeidelbergCement AG company guaranty unsec. unsub.
notes 8 1/2s, 2019 (Germany)	EUR	25,000	29,543
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		$100,000	95,500
Huntsman International, LLC 144A sr. sub. notes
8 5/8s, 2020		60,000	56,550
Ineos Finance PLC 144A company guaranty sr. notes 9s,
2015 (United Kingdom)		100,000	99,000
Ineos Group Holdings PLC company guaranty sr. notes
7 7/8s, 2016 (United Kingdom)	EUR	55,000	47,464
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012
(In default) (NON)		$49,000	41,528
LBI Escrow Corp. 144A sr. notes 8s, 2017		325,000	330,688
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		200,000	190,500
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		75,000	70,125
NewPage Holding Corp. sr. unsec. unsub. notes FRN
7.527s, 2013 (PIK)		69,210	8,651
Novelis, Inc. company guaranty sr. unsec. notes
11 1/2s, 2015		90,000	97,650
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		205,000	192,147
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	55,000	73,227
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$140,000	153,300
Rhodia SA sr. unsec. notes FRN Ser. REGS, 3.394s, 2013
(France)	EUR	160,000	186,026
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		$145,000	157,542
Sappi Papier Holding AG 144A company guaranty 6 3/4s,
2012 (Austria)		45,000	43,650
Smurfit Kappa Acquisition 144A company guaranty sr.
notes 7 3/4s, 2019 (Ireland)	EUR	50,000	59,513
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$240,000	233,660
Smurfit-Stone Container Corp. sr. notes unsec. unsub.
notes 8 3/8s, 2012 (In default) (NON)		95,000	79,563
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017		40,000	41,000
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020		65,000	64,838
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		65,000	64,838
Steel Dynamics, Inc. 144A company guaranty sr. unsec.
notes 7 5/8s, 2020		40,000	39,600
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)		105,000	126,525
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)		185,000	217,375
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)		90,000	105,796
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		160,000	158,400
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016		60,000	52,050
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sec. notes FRN Ser. B, 4.094s, 2014		155,000	129,038
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014		90,000	96,075
			4,879,179

Capital goods (1.8%)
ACCO Brands Corp. company guaranty sr. notes 10 5/8s,
2015		80,000	86,600
Altra Holdings, Inc. 144A sr. notes 8 1/8s, 2016		140,000	139,650
BBC Holding Corp. sr. notes 8 7/8s, 2014		240,000	230,400
Berry Plastics Corp. 144A sr. notes 9 1/2s, 2018		95,000	85,025
Cleaver-Brooks, Inc. 144A sr. notes 12 1/4s, 2016		110,000	110,825
Kratos Defense & Security Solutions, Inc. 144A sr.
notes 10s, 2017		130,000	128,700
L-3 Communications Corp. company guaranty Ser. B,

6 3/8s, 2015	175,000	175,000
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015	50,000	49,625
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	325,000	388,584
Mueller Water Products, Inc. company guaranty sr.
unsec. notes 7 3/8s, 2017	155,000	137,175
Reddy Ice Corp. 144A sr. notes 11 1/4s, 2015	95,000	95,950
Ryerson Holding Corp. 144A sr. disc. notes zero %, 2015	175,000	79,406
Ryerson Tull, Inc. company guaranty sr. sec. notes
12s, 2015	225,000	228,938
TD Funding Corp. 144A company guaranty sr. sub. notes
7 3/4s, 2014	50,000	50,000
Tenneco, Inc. company guaranty 8 5/8s, 2014	5,000	4,950
Tenneco, Inc. company guaranty sr. unsec. notes
8 1/8s, 2015	175,000	174,563
Thermadyne Holdings Corp. company guaranty sr. unsec.
sub. notes 11 1/2s, 2014	120,000	123,150
Transdigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014	180,000	179,550
		2,468,091

Communication services (5.2%)
Adelphia Communications Corp. escrow bonds zero %, 2011	235,000	2,914
Adelphia Communications Corp. escrow bonds zero %, 2010	20,000	248
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014	225,000	227,250
Cablevision Systems Corp. sr. unsec. unsub. notes 8s,
2020	35,000	34,475
Cablevision Systems Corp. sr. unsec. unsub. notes
7 3/4s, 2018	65,000	63,538
Cablevision Systems Corp. 144A sr. notes 8 5/8s, 2017	125,000	125,625
CC Holdings GS V, LLC/Crown Castle GS III Corp. 144A
sr. sec. notes 7 3/4s, 2017	45,000	47,700
CCH II, LLC sr. notes 13 1/2s, 2016	299,815	343,663
CCO Holdings LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. notes 7 7/8s, 2018	55,000	53,969
Cequel Communications Holdings I LLC/Cequel Capital
Corp.Capital Corp. 144A sr. notes 8 5/8s, 2017	75,000	72,375
Charter Communications Operating LLC/Charter
Communications Operating Capital 144A company guaranty
sr. notes 8s, 2012	110,000	114,813
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018	50,000	46,250
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015	160,000	155,200
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015	120,000	117,000
Cricket Communications, Inc. company guaranty 9 3/8s,
2014	215,000	216,613
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016	85,000	86,275
Crown Castle International Corp. sr. unsec. notes
7 1/8s, 2019	35,000	33,950
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	26,000	26,910
Digicel Group, Ltd. 144A sr. notes 8 1/4s, 2017
(Jamaica)	115,000	112,700
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)	160,000	154,800
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2014	25,000	25,656
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018	90,000	87,975
Frontier Communications Corp. 144A sr. notes 8 1/2s,
2020	110,000	108,350
Frontier Communications Corp. 144A sr. notes 8 1/4s,
2017	130,000	128,700
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)	100,000	99,750
Integra Telecom Holdings, Inc. 144A sr. notes 10 3/4s,
2016	80,000	77,200
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2017 (Bermuda)	720,000	709,200
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/4s, 2015 (Bermuda)	70,000	69,300
Intelsat Jackson Holding Co. company guaranty sr.
unsec. notes 11 1/4s, 2016 (Bermuda)	245,000	259,088
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014	170,000	154,700
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017	135,000	114,750
Mediacom Broadband, LLC/Mediacom Broadband Corp. sr.
unsec. unsub. notes 8 1/2s, 2015	50,000	49,625
Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
9 1/8s, 2019	95,000	94,050
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014	370,000	381,100
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015	255,000	240,338
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016	215,000	230,050
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	125,000	121,563
PAETEC Holding Corp. 144A company guaranty sr. notes
8 7/8s, 2017	90,000	88,875
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	20,000	19,700
Qwest Corp. sr. unsec. notes 7 1/2s, 2014	90,000	94,725
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	40,000	42,750
Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016	35,000	37,975
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	65,000	63,700

SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8 1/4s, 2019		35,000	36,488
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8s, 2016		145,000	149,350
Sprint Capital Corp. company guaranty 6 7/8s, 2028		325,000	270,156
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		115,000	112,988
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)		175,000	179,375
Virgin Media Finance PLC company guaranty sr. unsec.
unsub. notes 9 1/2s, 2016 (United Kingdom)	EUR	50,000	64,536
West Corp. company guaranty 9 1/2s, 2014		$175,000	174,125
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)		210,000	214,200
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)	EUR	50,000	62,692
Wind Acquisition Holdings Finance SA 144A company
guaranty sr. notes 12 1/4s, 2017 (Italy) (PIK)	NOK	100,000	94,000
Windstream Corp. company guaranty 8 5/8s, 2016		$215,000	212,850
Windstream Corp. company guaranty 8 1/8s, 2013		95,000	95,950
			7,002,098

Consumer cyclicals (10.2%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		65,000	69,875
Affinion Group, Inc. company guaranty 11 1/2s, 2015		80,000	82,600
Affinion Group, Inc. company guaranty 10 1/8s, 2013		85,000	86,488
Affinity Group, Inc. sr. sub. notes 9s, 2012		170,000	119,000
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		167,500	175,875
AMC Entertainment, Inc. company guaranty 11s, 2016		77,000	78,925
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 5 1/4s, 2014		170,000	143,650
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		160,000	151,600
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (PIK)		209,943	136,463
American Media Operations, Inc. 144A sr. unsec. notes
9s, 2013 (PIK)		18,067	11,744
Ameristar Casinos, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		80,000	82,000
Aramark Corp. company guaranty 8 1/2s, 2015		150,000	149,625
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018		40,000	39,200
Beazer Homes USA, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2018		90,000	84,600
Belo Corp. sr. unsec. unsub. notes 8s, 2016		30,000	30,075
Blockbuster, Inc. 144A company guaranty sr. notes
11 3/4s, 2014		77,000	45,430
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		150,000	149,250
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		30,000	27,000
Building Materials Corp. 144A company guaranty sr.
notes 7 1/2s, 2020		100,000	97,500
Building Materials Corp. 144A sr. notes 7s, 2020		110,000	108,900
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014		135,000	139,388
Cengage Learning Acquisitions, Inc. 144A sr. notes
10 1/2s, 2015		210,000	190,575
Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018		95,000	92,388
Cinemark, Inc. company guaranty sr. unsec. notes
8 5/8s, 2019		85,000	85,850
Clear Channel Worldwide Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes Ser. A, 9 1/4s, 2017		50,000	50,625
Clear Channel Worldwide Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		160,000	162,800
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		150,000	154,500
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015		125,000	128,906
DISH DBS Corp. company guaranty sr. unsec. notes
7 7/8s, 2019		135,000	136,350
Dollar General Corp. company guaranty sr. unsec. notes
10 5/8s, 2015		167,000	182,030
Echostar DBS Corp. company guaranty 7 1/8s, 2016		110,000	107,800
Federated Retail Holdings, Inc. company guaranty sr.
unsec. notes 5.9s, 2016		115,000	114,281
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)		195,000	195,000
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		150,000	156,000
Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s,
2020		235,000	233,825
Goodman Global Group, Inc. 144A sr. disc. notes zero
%, 2014		270,000	160,650
Goodman Global, Inc. company guaranty sr. unsec. sub.
notes 13 1/2s, 2016		75,000	82,500
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		185,000	196,100
Gray Television, Inc. 144A company guaranty sr. notes
10 1/2s, 2015		130,000	122,850
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 3.831s, 2014		210,000	196,350
Hanesbrands, Inc. sr. unsec. notes 8s, 2016		75,000	76,125
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2018		387,000	305,730
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2015		30,000	26,250
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017		220,000	230,450
Harrahs Operating Escrow, LLC/Harrahs Escrow Corp.
144A sr. notes 12 3/4s, 2018		50,000	46,250

Harry & David Operations Corp. company guaranty sr.
unsec. notes 9s, 2013		115,000	73,025
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 5.252s, 2012		40,000	24,100
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017		25,000	27,406
Isle of Capri Casinos, Inc. company guaranty 7s, 2014		130,000	112,288
Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		50,000	51,063
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		280,000	274,400
Lamar Media Corp. company guaranty sr. notes 9 3/4s,
2014		10,000	10,825
Lamar Media Corp. 144A sr. sub. notes 7 7/8s, 2018		40,000	39,400
Lear Corp. company guaranty sr. unsec. bond 7 7/8s,
2018		25,000	24,375
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020		210,000	205,275
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		105,000	110,775
Lennar Corp. 144A company guaranty sr. unsec. notes
6.95s, 2018		125,000	111,875
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		80,000	83,000
Levi Strauss & Co. 144A sr. notes 7 5/8s, 2020		100,000	97,500
Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020		50,000	49,625
M/I Schottenstein Homes, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2012		175,000	170,188
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. unsub. notes 8 7/8s, 2015		75,000	82,688
Marquee Holdings, Inc. sr. disc. notes 9.505s, 2014		145,000	118,175
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		200,000	44,000
McClatchy Co. (The) 144A company guaranty sr. notes
11 1/2s, 2017		105,000	105,525
MGM Mirage, Inc. company guaranty sr. unsec. notes
6 5/8s, 2015		50,000	39,250
MGM Mirage, Inc. sr. notes 6 3/4s, 2012		2,000	1,845
MGM Mirage, Inc. 144A sr. notes 9s, 2020		25,000	25,063
MGM Mirage, Inc. 144A sr. sec. notes 10 3/8s, 2014		20,000	21,250
Michaels Stores, Inc. company guaranty 11 3/8s, 2016		225,000	231,469
Michaels Stores, Inc. company guaranty 10s, 2014		70,000	71,838
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014		225,000	225,000
National Money Mart Co. 144A company guaranty sr.
notes 10 3/8s, 2016 (Canada)		95,000	96,425
Navistar International Corp. sr. notes 8 1/4s, 2021		195,000	195,488
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)		510,587	498,461
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
sub. notes 10 3/8s, 2015		65,000	64,025
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
144A sr. notes 8 7/8s, 2017		130,000	128,700
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		125,000	127,031
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		215,000	198,875
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		300,000	348,750
Penn National Gaming, Inc. 144A sr. unsec. sub. notes
8 3/4s, 2019		30,000	30,450
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		110,000	102,300
Pinnacle Entertainment, Inc. 144A sr. notes 8 5/8s,
2017		35,000	35,350
Pinnacle Entertainment, Inc. 144A sr. sub. notes
8 3/4s, 2020		90,000	83,250
QVC Inc. 144A sr. notes 7 3/8s, 2020		65,000	63,050
QVC Inc. 144A sr. sec. notes 7 1/2s, 2019		225,000	219,375
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016		235,000	216,200
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		104,000	113,880
Seminole Hard Rock Entertainment, Inc. 144A sr. notes
FRN 2.757s, 2014		165,000	141,900
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		65,000	68,900
Standard Pacific Corp. company guaranty sr. notes
10 3/4s, 2016		115,000	124,775
Standard Pacific Corp. company guaranty sr. notes
8 3/8s, 2018		50,000	47,750
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		75,000	69,000
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2014		25,000	23,375
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)		189,000	11,813
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. notes
11s, 2013		160,155	166,561
Toys R Us Property Co., LLC 144A company guaranty sr.
unsec. notes 10 3/4s, 2017		195,000	215,963
Toys R Us Property Co., LLC 144A sr. notes 8 1/2s, 2017		110,000	113,575
Travelport LLC company guaranty 11 7/8s, 2016		150,000	151,125
Travelport LLC company guaranty 9 7/8s, 2014		155,000	154,613
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)		355,000	888
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	60,000	71,174
TRW Automotive, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 3/8s, 2014		$80,000	94,898

Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)	204,934	173,938
United Auto Group, Inc. company guaranty 7 3/4s, 2016	150,000	141,375
Universal City Development Partners, Ltd. 144A sr.
notes 8 7/8s, 2015	50,000	49,500
Universal City Development Partners, Ltd. 144A sr.
sub. notes 10 7/8s, 2016	35,000	35,350
Univision Communications, Inc. 144A sr. sec. notes
12s, 2014	105,000	112,875
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)	172,719	74,269
Visant Corp. company guaranty sr. unsec. sub. notes
7 5/8s, 2012	200,000	199,975
WMG Acquisition Corp. company guaranty sr. sub. notes
7 3/8s, 2014	60,000	56,475
WMG Acquisition Corp. 144A sr. sec. notes 9 1/2s, 2016	155,000	160,425
WMG Holdings Corp. company guaranty sr. unsec. disc.
notes 9 1/2s, 2014	30,000	29,400
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. Ser. EXCH, 6 5/8s, 2014	90,000	89,100
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013	215,000	235,425
XM Satellite Radio, Inc. 144A sr. notes 11 1/4s, 2013	30,000	32,100
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015	225,000	225,563
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016	200,000	214,000
		13,682,286

Consumer staples (2.4%)
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016	150,000	139,500
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014	100,000	95,000
Avis Budget Car Rental, LLC 144A company guaranty sr.
notes 9 5/8s, 2018	30,000	30,000
Central Garden & Pet Co. sr. sub. notes 8 1/4s, 2018	130,000	128,700
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	110,000	106,700
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	30,000	29,175
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	145,000	144,275
Dean Foods Co. company guaranty 7s, 2016	25,000	22,969
Dole Food Co. 144A sr. sec. notes 8s, 2016	65,000	65,163
Dole Food Co., Inc. sr. notes 13 7/8s, 2014	94,000	108,570
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	155,000	153,063
Games Merger Corp. 144A sr. notes 11s, 2018	165,000	162,525
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015	80,000	73,600
Hertz Corp. company guaranty 8 7/8s, 2014	340,000	341,700
JBS USA LLC/JBS USA Finance, Inc. sr. notes 11 5/8s,
2014	60,000	65,886
Libbey Glass, Inc. 144A sr. notes 10s, 2015	65,000	67,438
Pinnacle Foods Finance LLC 144A sr. unsec. notes
9 1/4s, 2015	45,000	44,888
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018	75,000	75,188
Revlon Consumer Products 144A company guaranty sr.
notes 9 3/4s, 2015	80,000	81,400
Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019	40,000	40,700
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017	65,000	58,500
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017	210,000	168,525
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,
2017	80,000	86,100
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014	130,000	139,181
Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019
(PIK)	80,393	85,217
Supervalu, Inc. sr. unsec. notes 8s, 2016	85,000	83,725
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	305,000	358,375
Wendy's/Arby's Restaurants LLC company guaranty sr.
unsec. unsub. notes 10s, 2016	225,000	232,313
		3,188,376

Energy (5.6%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013	200,000	197,500
ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015	50,000	39,250
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015	24,000	21,840
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	155,000	140,275
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015	35,000	37,888
Complete Production Services, Inc. company guaranty
8s, 2016	100,000	98,500
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	250,000	195,000
Comstock Resources, Inc. company guaranty sr. unsub.
notes 8 3/8s, 2017	110,000	108,350
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	120,000	119,700
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	300,000	288,000
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)	15,000	15,675
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2020	215,000	219,569
CONSOL Energy, Inc. 144A company guaranty sr. unsec.

notes 8s, 2017	130,000	132,113
Crosstex Energy/Crosstex Energy Finance Corp. 144A sr.
notes 8 7/8s, 2018	305,000	300,425
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020	95,000	97,613
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	180,000	179,550
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)	230,000	223,100
Ferrellgas LP/Ferrellgas Finance Corp. sr. notes
6 3/4s, 2014	155,000	151,125
Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes Ser. UNRE, 6 3/4s, 2014	15,000	14,625
Forest Oil Corp. sr. notes 8s, 2011	185,000	192,400
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	345,000	338,100
Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017	60,000	55,800
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	275,000	269,500
International Coal Group, Inc. sr. notes 9 1/8s, 2018	230,000	230,000
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	330,000	328,350
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018	90,000	88,875
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	210,000	210,525
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	50,000	42,750
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)	290,000	246,500
Peabody Energy Corp. company guaranty 7 3/8s, 2016	250,000	259,375
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	85,000	87,125
PetroHawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	135,000	142,763
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	265,000	272,950
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	75,000	73,031
Plains Exploration & Production Co. company guaranty
7s, 2017	375,000	343,125
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	265,000	270,300
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015	50,000	48,750
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	70,000	76,300
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017	35,000	35,175
Rosetta Resources, Inc. 144A company guaranty sr.
unsec. notes 9 1/2s, 2018	110,000	108,350
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	285,000	236,550
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	230,000	205,850
SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s,
2016	55,000	54,175
Stallion Oilfield Holdings Ltd. 144A sr. notes
10 1/2s, 2015	135,000	128,588
Thermon Industries, Inc. 144A company guaranty sr.
notes 9 1/2s, 2017	130,000	128,700
Trico Shipping AS 144A sr. notes 11 7/8s, 2014 (Norway)	205,000	191,163
Whiting Petroleum Corp. company guaranty 7s, 2014	90,000	90,563
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	115,000	132,915
		7,468,646

Financials (3.5%)
American General Finance Corp. sr. unsec. notes Ser.
MTN, 6.9s, 2017	295,000	234,525
American General Finance Corp. sr. unsec. notes Ser.
MTNI, Class I, 4 7/8s, 2012	175,000	157,500
American General Finance Corp. sr. unsec. notes, MTN
Ser. J, 5 5/8s, 2011	30,000	28,800
BAC Capital Trust VI bank guaranty jr. unsec. sub.
notes 5 5/8s, 2035	85,000	68,542
BAC Capital Trust XI bank guaranty jr. unsec. sub.
notes 6 5/8s, 2036	70,000	60,443
BankAmerica Capital II bank guaranty jr. unsec. sub.
notes 8s, 2026	30,000	29,100
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017	170,000	189,550
CIT Group, Inc. sr. bond 7s, 2017	476,354	429,909
CIT Group, Inc. sr. bond 7s, 2016	259,538	235,531
CIT Group, Inc. sr. bond 7s, 2015	87,723	80,924
CIT Group, Inc. sr. bond 7s, 2014	57,723	54,260
CIT Group, Inc. sr. bond 7s, 2013	121,815	117,247
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013	90,000	82,800
E*Trade Financial Corp. sr. unsec. unsub. notes
12 1/2s, 2017 (PIK)	122,000	135,420
GMAC, Inc. 144A company guaranty sr. unsec. notes 8s,
2020	60,000	58,200
GMAC, LLC company guaranty sr. unsec. notes 7s, 2012	337,000	334,894
GMAC, LLC company guaranty sr. unsec. notes 6 5/8s,
2012	88,000	86,680
GMAC, LLC company guaranty sr. unsec. notes Ser. 8,
6 3/4s, 2014	153,000	145,733
GMAC, LLC company guaranty sr. unsec. unsub. notes FRN
2.452s, 2014	15,000	12,322
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011	35,000	34,952
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	64,000	60,712
GMAC, LLC 144A company guaranty sr. unsec. notes 8.3s,
2015	65,000	65,244
HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018

(United Kingdom)		135,000	127,439
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		180,000	164,700
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		115,000	108,100
Icahn Enterprises LP/Ichan Enterprises Finance Corp.
144A sr. notes 8s, 2018		240,000	225,600
iStar Financial, Inc. sr. unsec. unsub. notes Ser. B,
5.95s, 2013 (R)		110,000	88,275
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		35,000	35,788
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		168,000	161,700
NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027		30,000	29,100
Provident Funding Associates 144A sr. notes 10 1/4s,
2017		65,000	64,675
Residential Capital LLC company guaranty jr. notes
9 5/8s, 2015		275,000	264,000
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016 (Luxembourg)		115,000	113,850
Reynolds Group Issuer, Inc. 144A sr. notes 8 1/2s, 2018		100,000	95,000
Royal Bank of Scotland Group PLC jr. unsec. sub. bonds
FRB 7.648s, 2049 (United Kingdom)	EUR	105,000	79,800
SLM Corp. sr. notes Ser. MTN, 8s, 2020		$90,000	80,055
SLM Corp. sr. unsec. unsub. notes Ser. MTNA, 5s, 2013		295,000	278,340
			4,619,710

Health care (3.9%)
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017		220,000	232,650
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		90,000	92,138
DaVita, Inc. company guaranty 6 5/8s, 2013		226,000	224,305
DaVita, Inc. company guaranty sr. unsec. sub. notes
7 1/4s, 2015		35,000	34,825
Elan Finance PLC/Elan Finance Corp. 144A company
guaranty sr. notes 8 3/4s, 2016 (Ireland)		160,000	156,800
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)		202,000	212,605
HCA, Inc. sr. notes 6.95s, 2012		70,000	71,050
HCA, Inc. sr. sec. notes 9 1/4s, 2016		355,000	371,863
HCA, Inc. 144A sr. sec. notes 9 7/8s, 2017		45,000	47,475
HCA, Inc. 144A sr. sec. notes 8 1/2s, 2019		215,000	224,675
Health Management Associates, Inc. sr. notes 6 1/8s,
2016		245,000	229,994
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014		355,000	355,000
Lantheus Medical Imaging, Inc. 144A sr. notes 9 3/4s,
2017		80,000	76,800
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		155,000	153,838
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015		375,000	384,375
Psychiatric Solutions, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2015		40,000	41,000
Quintiles Transnational Corp. 144A sr. notes 9 1/2s,
2014 (PIK)		50,000	49,875
Select Medical Corp. company guaranty 7 5/8s, 2015		140,000	131,600
Service Corporation International sr. notes 7s, 2017		65,000	63,050
Service Corporation International sr. unsec. 7 3/8s,
2014		125,000	126,250
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		340,000	329,800
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		80,000	78,600
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		291,119	285,297
Talecris Biotherapeutics Holdings Corp. 144A sr.
unsec. notes 7 3/4s, 2016		85,000	82,875
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018		15,000	16,444
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015		270,000	283,500
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017		265,000	265,000
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.643s, 2012 (PIK)		253,000	225,170
US Oncology, Inc. company guaranty sr. unsec. sub.
notes 10 3/4s, 2014		35,000	35,744
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		280,000	297,740
			5,180,338

Technology (2.0%)
Advanced Micro Devices, Inc. 144A sr. unsec. notes
8 1/8s, 2017		85,000	83,406
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)		212,350	202,794
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		65,000	61,831
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		205,000	217,556
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)		256,304	197,995
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015		245,000	199,675
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016		155,000	99,200
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		146,419	126,652
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		110,000	99,275
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		159,000	127,995

Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018	70,000	72,450
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 9 1/4s, 2018	120,000	119,100
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	55,000	56,375
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	20,000	19,700
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021	75,000	76,125
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	25,000	17,000
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (F)(NON)	90,000	7,839
NXP BV/NXP Funding, LLC company guaranty sr. sec.
notes FRN Ser. EXCH, 3.053s, 2013 (Netherlands)	150,000	129,375
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	156,000	157,755
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	158,000	159,580
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	280,000	274,400
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	190,000	221,350
		2,727,428

Transportation (0.1%)
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017	137,000	142,480
		142,480

Utilities and power (1.9%)
AES Corp. (The) sr. unsec. notes 8s, 2020	55,000	53,350
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	85,000	83,513
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	92,000	93,380
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	95,000	95,487
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019	105,000	75,863
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	125,000	113,125
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	75,000	54,375
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	20,000	17,750
Edison Mission Energy sr. unsec. notes 7.2s, 2019	85,000	55,250
Edison Mission Energy sr. unsec. notes 7s, 2017	40,000	27,050
El Paso Corp. sr. unsec. notes 12s, 2013	35,000	40,075
El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031	100,000	95,000
El Paso Natural Gas Co. debs. 8 5/8s, 2022	40,000	47,036
Energy Future Holdings Corp. company guaranty sr.
unsec. notes 11 1/4s, 2017 (PIK)	132,500	85,131
Energy Future Intermediate Holdings Co., LLC sr. notes
9 3/4s, 2019	256,000	244,160
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	40,000	41,700
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	25,000	25,438
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	170,000	173,400
Mirant North America, LLC company guaranty 7 3/8s, 2013	235,000	235,588
NRG Energy, Inc. company guaranty 7 3/8s, 2017	100,000	96,500
NRG Energy, Inc. company guaranty 7 1/4s, 2014	80,000	79,000
NRG Energy, Inc. sr. notes 7 3/8s, 2016	355,000	343,463
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	45,000	48,150
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	115,000	118,306
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	15,000	15,783
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes 10 1/2s, 2016 (United
Kingdom) (PIK)	169,000	109,850
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes Ser. B, 10 1/4s, 2015
(United Kingdom)	110,000	73,700
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011	5,000	5,199
		2,546,622

Total corporate bonds and notes (cost $54,451,620)		$53,905,254

CONVERTIBLE BONDS AND NOTES (33.0%)(a)
	Principal amount	Value

Basic materials (0.8%)
Ferro Corp. cv. sr. unsec. notes 6 1/2s, 2013	$400,000	$387,000
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	75,000	82,828
United States Steel Corp. cv. sr. unsec. notes 4s, 2014	375,000	610,781
		1,080,609

Capital goods (2.5%)
Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024	100,000	104,500
L-1 Identity Solutions, Inc. cv. sr. unsec. notes
3 3/4s, 2027	1,500,000	1,389,375
Titan International, Inc. 144A cv. sr. sub. notes
5 5/8s, 2017	410,000	509,425
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036	185,000	152,163
WESCO International, Inc. cv. company guaranty sr.
unsec. notes 6s, 2029	791,000	1,208,964
		3,364,427

Communication services (3.5%)

Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	1,700,000	1,538,500
NII Holdings, Inc. cv. sr. unsec. notes 3 1/8s, 2012	1,700,000	1,564,000
Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016	1,380,000	1,562,850
		4,665,350

Conglomerates (0.5%)
Textron, Inc. cv. sr. unsec. notes Ser. TXT, 4 1/2s,
2013	370,000	626,225
		626,225

Consumer cyclicals (4.5%)
Alliance Data Systems Corp. 144A cv. sr. notes 4 3/4s,
2014	465,000	750,975
Charming Shoppes, Inc. cv. sr. unsec. notes 1 1/8s,
2014	500,000	391,875
Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s,
2013	900,000	765,000
Iconix Brand Group, Inc. cv. sr. sub. notes 1 7/8s,
2012	380,000	355,300
International Game Technology 144A cv. sr. unsec.
notes 3 1/4s, 2014	690,000	832,623
Live Nation, Inc. cv. sr. unsec. notes 2 7/8s, 2027	600,000	520,500
Sinclair Broadcast Group, Inc. cv. unsec. sub. debs
6s, 2012	1,525,000	1,420,156
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	378,000	361,935
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	547,000	548,422
		5,946,786

Consumer staples (1.7%)
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012	1,650,000	1,501,500
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	470,000	434,750
Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027	393,000	338,963
		2,275,213

Energy (3.0%)
Cal Dive International, Inc. cv. sr. unsec. unsub.
notes 3 1/4s, 2025	900,000	799,875
Carrizo Oil & Gas, Inc. cv. sr. unsec. unsub. notes
4 3/8s, 2028	735,000	641,288
International Coal Group, Inc. cv. company guaranty
sr. unsec. notes 4s, 2017	387,000	378,912
Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s,
2041	400,000	401,000
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	870,000	831,938
St. Mary Land & Exploration Co. cv. sr. unsec. notes
3 1/2s, 2027	865,000	925,550
Trico Marine Services, Inc. cv. sr. unsec. debs. 3s,
2027	500,000	91,875
		4,070,438

Financials (2.9%)
Alexandria Real Estate Equities, Inc. 144A cv. company
guaranty sr. unsec. notes 3.7s, 2027 (R)	600,000	587,250
Annaly Capital Management, Inc. cv. sr. unsec. unsub.
notes 4s, 2015 (R)	222,000	224,775
CapitalSource, Inc. cv. company guaranty sr. unsec.
sub. notes 7 1/4s, 2037	300,000	285,375
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	545,000	762,319
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	400,000	410,000
KKR Financial Holdings, LLC cv. sr. unsec. notes
7 1/2s, 2017	598,000	736,661
MGIC Investment Corp. cv. sr. notes 5s, 2017	200,000	213,140
Old Republic International Corp. cv. sr. unsec. unsub.
notes 8s, 2012	530,000	686,350
		3,905,870

Health care (4.9%)
Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s,
2014	460,000	378,350
Biovail Corp. 144A cv. sr. notes 5 3/8s, 2014 (Canada)	300,000	357,000
China Medical Technologies, Inc. cv. sr. unsec. bonds
Ser. CMT, 4s, 2013 (China)	260,000	171,925
Hologic, Inc. cv. sr. unsec. unsub. notes
stepped-coupon 2s (zero %, 12/15/13) 2037 (STP)	1,300,000	1,109,875
Invitrogen Corp. cv. sr. unsec. unsub. notes 1 1/2s,
2024	570,000	639,825
King Pharmaceuticals, Inc. cv. company guaranty sr.
unsub. notes 1 1/4s, 2026	653,000	574,640
LifePoint Hospitals, Inc. cv. sr. unsec. sub. notes
3 1/4s, 2025	400,000	378,500
Lincare Holdings, Inc. cv. sr. unsec. unsub. notes
2 3/4s, 2037	500,000	575,625
Omnicare, Inc. cv. company guaranty sr. unsec. debs
Ser. OCR, 3 1/4s, 2035	963,000	790,864
OSI Pharmaceuticals, Inc. cv. sr. unsec. sub. notes

3s, 2038	300,000	337,125
Providence Service Corp. (The) cv. sr. unsec. sub.
notes 6 1/2s, 2014	207,000	179,573
Stewart Enterprises, Inc. cv. sr. unsec. notes 3 3/8s,
2016	650,000	565,500
Theravance, Inc. cv. unsec. sub. notes 3s, 2015	542,000	465,443
		6,524,245

Technology (8.7%)
Acquicor Technology, Inc. 144A cv. notes 8s, 2011	532,000	502,740
ADC Telecommunications, Inc. cv. unsec. sub. notes
3 1/2s, 2017	1,100,000	836,000
Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	1,300,000	1,261,000
ARRIS Group, Inc. cv. sr. unsec. notes 2s, 2026	1,470,000	1,396,500
Cadence Design Systems, Inc. cv. sr. unsec. notes
1 1/2s, 2013	700,000	605,500
EnerSys cv. sr. unsec. notes stepped-coupon 3 3/8s
(zero %, 6/1/15) 2038 (STP)	437,000	393,846
Kulicke & Soffa Industries, Inc. cv. unsec. sub. notes
7/8s, 2012	1,800,000	1,703,250
Mentor Graphics Corp. cv. sub. unsec. notes FRN
2.003s, 2023	1,400,000	1,338,400
ON Semiconductor Corp. cv. company guaranty sr. unsec.
sub. notes 2 5/8s, 2026	650,000	642,688
Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes
10 1/8s, 2014	1,800,000	1,872,000
SAVVIS, Inc. cv. sr. unsec. notes 3s, 2012	477,000	436,455
TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s,
2015	680,000	675,325
		11,663,704

Total convertible bonds and notes (cost $38,227,662)		$44,122,867

CONVERTIBLE PREFERRED STOCKS (19.1%)(a)
	Shares	Value

Basic materials (1.7%)
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd. (In default) (NON)	65,720	$729,085
Vale Capital II $3.375 cv. pfd. (Cayman Islands)	21,400	1,643,788
		2,372,873

Communication services (2.3%)
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	30,900	1,194,285
Crown Castle International Corp. $3.125 cum. cv. pfd.	34,800	1,911,825
		3,106,110

Consumer cyclicals (3.8%)
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	88,700	1,818,350
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	23,400	1,058,850
Interpublic Group of Companies, Inc. (The) Ser. B,
5.25% cv. pfd.	1,000	877,500
Retail Ventures, Inc. $3.312 cv. pfd.	27,400	1,346,710
Six Flags, Inc. $1.813 cum. cv. pfd. (acquired
3/16/04, cost $1,526,280) (Private) (F)(RES)(NON)	63,200	632
		5,102,042

Consumer staples (2.4%)
Bunge, Ltd. 5.125% cum. cv. pfd.	1,740	839,550
Dole Food Automatic Exchange 144A 7.00% cv. pfd.	58,672	567,945
Newell Financial Trust I $2.625 cum. cv. pfd.	28,800	1,044,000
Universal Corp. 6.75% cv. pfd.	770	772,888
		3,224,383

Energy (1.0%)
Chesapeake Energy Corp. $4.50 cv. pfd.	9,200	724,500
Whiting Petroleum Corp. $6.25 cum. cv. pfd	2,900	589,063
		1,313,563

Financials (4.4%)
Assured Guaranty, Ltd. $4.25 cv. pfd. (Bermuda)	6,000	420,840
Bank of America Corp. Ser. L, 7.25% cv. pfd.	1,762	1,632,053
Citigroup, Inc. $7.50 cv. pfd.	5,700	681,948
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	16	52,000
Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.	29,500	702,395
Huntington Bancshares Ser. A, 8.50% cv. pfd.	600	596,934
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)	850	1,233
Seacoast Banking Corp. of Florida 15.00% 144A cv. pfd.	40	40,000
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	1,050	987,000
XL Capital, Ltd. $2.687 cv. pfd.	27,100	731,971
		5,846,374

Health care (1.2%)
Merck & Co., Inc. 6.00% cum. cv. pfd	4,200	1,041,180
Omnicare Capital Trust II Ser. B, $2.00 cv. pfd.	14,500	546,469
		1,587,649

Utilities and power (2.3%)
AES Trust III $3.375 cv. pfd.			27,800	1,190,188
El Paso Corp. 4.99% cv. pfd.			1,150	1,134,188
Great Plains Energy, Inc. $6.00 cv. pfd.			11,401	685,770
				3,010,146

Total convertible preferred stocks (cost $30,145,494)				$25,563,140

COMMON STOCKS (2.5%)(a)
			Shares	Value

AboveNet, Inc. (NON)			108	$4,953
AES Corp. (The) (NON)			6,265	64,342
Alliance Imaging, Inc. (NON)			14,866	82,655
Alpha Natural Resources, Inc. (NON)			1,375	52,759
American Media, Inc. 144A (F)(NON)			3,597	1
Avis Budget Group, Inc. (NON)			3,210	38,039
Bohai Bay Litigation, LLC (Escrow) (F)(NON)			406	1,267
CIT Group, Inc. (NON)			1,016	37,379
Dana Holding Corp. (NON)			4,540	49,304
El Paso Corp.			4,940	56,020
FelCor Lodging Trust, Inc. (NON)(R)			8,485	57,359
Fleetwood Enterprises, Inc. (NON)			196,000	333
Freeport-McMoRan Copper & Gold, Inc. Class B			13,721	961,155
Interpublic Group of Companies, Inc. (The) (NON)			6,160	51,436
Legg Mason, Inc.			12,611	374,799
Louisiana-Pacific Corp. (NON)			6,905	58,693
Macy's, Inc.			3,970	88,174
Nortek, Inc. (NON)			2,860	128,700
Pactiv Corp. (NON)			1,720	49,158
PetroHawk Energy Corp. (NON)			4,123	79,285
Public Service Enterprise Group, Inc.			2,640	80,863
Qwest Communications International, Inc.			87,842	460,292
Sealy Corp. (NON)			18,773	61,012
Service Corporation International			9,975	85,187
Spectrum Brands, Inc. (NON)			3,775	104,719
Sprint Nextel Corp. (NON)			19,115	98,060
Stallion Oilfield Holdings, Ltd. (NON)			3,302	72,644
Thermadyne Holdings Corp. (NON)			3,310	37,569
TRW Automotive Holdings Corp. (NON)			2,790	83,923
Vertis Holdings, Inc. (F)(NON)			7,497	8

Total common stocks (cost $3,653,308)				$3,320,088

UNITS (0.8%)(a)
			Units	Value

Hercules, Inc. cv. jr. unsec. sub. debs. units 6 1/2s,
2009			1,540,000	$1,031,800

Total units (cost $1,249,193)				$1,031,800

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

GMAC, Inc. 144A Ser. G, 7.00% cum. pfd.			156	$117,341

Total preferred stocks (cost $81,329)				$117,341

SENIOR LOANS (--%)(a)(c)
			Principal amount	Value

GateHouse Media, Inc. bank term loan FRN Ser. B,
2.36s, 2014			$90,841	$41,191
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.3416s, 2014			33,896	15,370

Total senior loans (cost $118,372)				$56,561

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/8/10	$24.00	20	$1,420
New ASAT (Finance), Ltd. (Cayman Islands) (F)	2/1/11	0.01	23,400	--
Smurfit Kappa Group PLC 144A (Ireland)	10/1/13	EUR 0.001	119	4,736
Vertis Holdings, Inc. (F)	10/18/15	$0.01	309	1

Total warrants (cost $5,250)				$6,157

SHORT-TERM INVESTMENTS (3.7%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund - 0.24% (e)			4,948,853	$4,948,853

Total short-term investments (cost $4,948,853)				$4,948,853

TOTAL INVESTMENTS

Total investments (cost $132,881,081) (b)				$133,072,061

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/10 (aggregate face value $249,575) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$232,765	$249,575	6/17/10	$(16,810)

Total				$(16,810)

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/10 (aggregate face value $1,014,687) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$946,431	$1,014,687	6/17/10	$68,256

Total				$68,256

Key to holding's currency abbreviations

EUR	Euro
NOK	Norwegian Krone
USD / $	United States Dollar

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNI	Medium Term Notes Class I

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2009 through May 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $133,671,504.

(b) The aggregate identified cost on a tax basis is $133,051,411, resulting in gross unrealized appreciation and depreciation of $11,321,801 and $11,301,151, respectively, or net unrealized appreciation of $20,650.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $632, or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,262 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $34,836,527 and $32,190,705, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At the close of the reporting period, liquid assets totaling $16,072 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $1,400,000 on forward currency contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $16,810 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$1,019,848	$--	$--

Capital goods	86,727	--	--

Communication services	563,305	--	--

Consumer cyclicals	391,541	128,700	9

Consumer staples	227,945	--	--

Energy	204,688	--	1,267

Financial	412,178	--	--

Health care	82,655	--	--

Utilities and power	201,225	--	--

Total common stocks	3,190,112	128,700	1,276

Convertible bonds and notes	--	44,122,867	--

Convertible preferred stocks	--	25,562,508	632

Corporate bonds and notes	--	53,897,415	7,839

Preferred stocks	--	117,341	--

Senior loans	--	56,561	--

Units	--	1,031,800	--

Warrants	1,420	4,736	1

Short-term investments	4,948,853	--	--

Totals by level	$8,140,385	$124,921,928	$9,748

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$--	$(16,810)	$--

Forward currency contracts to sell	--	68,256	--

Totals by level	$--	$51,446	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$68,256	$16,810

Equity contracts	6,157	--

Total	$74,413	$16,810

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: July 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2010